17. DISCONTINUED OPERATIONS	24 Months Ended
Dec. 31, 2020
Notes
17. DISCONTINUED OPERATIONS

17.   DISCONTINUED OPERATIONS

During the year ended December 31, 2019, the Company discontinued operations of its OTC pharmaceuticals products business division business segment. During the year ended December 31, 2020, 2019 and 2018, the loss attributable to the discontinued operations are as follows:

Year ended December 31,
	2020	2019	2018
	$	$	$
Sales	-	129,776	812,666
Marketing, promotional activities	-	(27,842)	(317,929)
Net Revenue	-	101,934	494,737

Cost of Sales	-	33,481	172,136
Gross profit (loss)	-	68,453	322,601

Expenses
Amortization	-	6,301	9,266
Product registration and development	-	5,458	251,508
General and administrative	-	-	40,967
Selling and marketing	-	121,405	472,496
	-	133,164	774,237
Other income (expense)
Write-down of inventories	-	(109,941)	(227,025)
Write-down of equipment	-	(14,704)	-

Net loss from discontinued operations	-	(189,356)	(678,661)

The net cash flows attributable to the discontinued operations are as follows:

Year ended December 31,
	2020	2019	2018
	$	$	$
Operating Activities
Net loss from discontinued operations	-	(189,356)	(678,661)
Adjustment for the non-cash items:
Amortization	-	6,301	9,266
Write-down of inventories	-	109,941	227,025
Write-down of equipment	-	14,704	-

Change in working capital items:
Accounts receivable	-	264,806	170,157
Prepaid expenses and deposits	-	-	5,438
Inventories	-	(7,442)	(118,299)
Accounts payable and accrued liabilities	-	(23,027)	70,917
	-	175,927	(314,157)

Investing Activities
Purchase of equipment	-	-	(5,000)

Increase (Decrease) in Cash	-	175,927	(319,157)